CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1],[2]	Dec. 31, 2016 [2]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 26,009	€ 23,178		€ 22,338
Cost of sales	(16,864)	(13,853)		(15,435)
Gross profit	9,145	9,325		6,903
Selling expenses	(7,332)	(6,474)		(5,312)
Administrative expenses	(5,587)	(5,129)		(4,563)
Research and development expenses	(6,334)	(5,528)		(5,683)
Other operating expenses	(751)	(1,844)		(3,881)
Other operating income	1,297	1,001		1,417
Operating loss	(9,562)	(8,649)		(11,119)
Finance expense	(1,143)	(190)		(230)
Finance income	1,952	365		38
Financial result	809	175		(192)
Loss before income taxes	(8,753)	(8,474)		(11,311)
Income tax expense	(11)	(80)		(2)
Net loss	(8,764)	(8,554)		(11,313)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(179)	505		1,111
Total comprehensive loss	(8,943)	(8,049)		(10,202)
Loss attributable to:
Owner of the Company	(8,728)	(8,538)		(11,287)
Non-controlling interests	(36)	(16)		(26)
Net loss	(8,764)	(8,554)		(11,313)
Total comprehensive loss attributable to:
Owners of the Company	(8,907)	(8,033)		(10,176)
Non-controlling interests	(36)	(16)		(26)
Total comprehensive loss	€ (8,943)	€ (8,049)		€ (10,202)
Weighted average number of ordinary shares outstanding (in shares)	3,940,636	3,720,000		3,720,000
Loss per share - basic/ diluted (in EUR per share)	€ (2.21)	€ (2.30)		€ (3.04)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.